Insurance – Non-Life, Life and Health Insurance (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Technical Insurance Provision And Pension Plans
Opening balance on January 1	R$ 34,744,396	R$ 29,983,376
(-) DPVAT insurance	(2,423)	(559,843)
Subtotal on January 1	34,741,973	29,423,533
Additions, net of reversals	40,447,837	37,778,695
Payment of claims, benefits and redemptions	(36,227,017)	(33,359,738)
Adjustment for inflation and interest	2,072,055	870,195
Constitution of judicial provision	(3,367)	29,288
Subtotal at end of the period	41,031,481	34,741,973
(+) DPVAT insurance	2,334	2,423
Closing balance on December 31	R$ 41,033,815	R$ 34,744,396